Share Capital - Schedule of Classes of Share Capital (Details) ¥ in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018 CNY (¥)	Mar. 31, 2018 USD ($)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance			¥ 49,127	¥ 51,055	¥ 52,731
Issuance of ordinary shares	¥ 803	$ 123
Expiry of put right of puttable ordinary shares				0	535
Shares held for share award schemes			(100)	(19)	(105)
Repurchase of shares			(1,249)	(3,045)	(3,561)
Ending balance			¥ 57,202	¥ 49,127	¥ 51,055
Share Capital [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Balance, shares | shares			3,432,154,262	3,390,154,264	3,385,143,738
Issuance of ordinary shares | shares					5,010,526
Number of shares allotted and issued for share award schemes | shares				42,000,000
Beginning balance			¥ 2	¥ 2	¥ 2
Shares cancellation | shares			(1)	(2)
Balance, shares | shares			3,432,154,261	3,432,154,262	3,390,154,264
Ending balance			¥ 2	¥ 2	¥ 2
Additional Paid-In Capital [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance			36,456	36,238	35,044
Expiry of put right of puttable ordinary shares					535
Exercise of share options/ RSUs (note i)			120	218	659
Ending balance			36,576	36,456	36,238
Shares Held for Share Award Schemes [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance			(202)	(183)	(78)
Shares held for share award schemes			(100)	(19)	(105)
Ending balance			(302)	(202)	(183)
Treasury shares [member]
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance			(6,349)	(3,660)	(134)
Exercise of share options/ RSUs (note i)			602	356	35
Repurchase of shares			(1,249)	(3,045)	(3,561)
Ending balance			¥ (6,996)	¥ (6,349)	¥ (3,660)